United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	September 30, 2005

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 1

If amended report is a restatement, check here: [X]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.


Comment: This amended return reflects non-material adjustments to the aggregateshares under management.
         There are no new holdings in this amendment.



                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                         September 30, 2005

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            Com              002824100     4528   106800 SH       SOLE                   106800
Alleghany Corp                 Com              017175100     6348    20746 SH       SOLE                    20746
Altria Group Inc.              Com              02209s103    17945   243450 SH       SOLE                   243450
American Express               Com              025816109      232     4040 SH       SOLE                     4040
Anadarko Pete Corp.            Com              032511107     9910   103500 SH       SOLE                   103500
Anglogold Ltd ADR              Com              035128206     6854   161500 SH       SOLE                   161500
Automatic Data Processing      Com              053015103    16179   375900 SH       SOLE                   375900
BJ's Wholesale Club Inc.       Com              05548J106     7075   254500 SH       SOLE                   254500
BP Plc-Spons. ADR              Com              055622104      276     3899 SH       SOLE                     3899
Becton Dickinson & Co.         Com              075887109      222     4225 SH       SOLE                     4225
Berkshire Hathaway A           Com              084670108      410        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    24650     9026 SH       SOLE                     9026
Blyth Inc.                     Com              09643p108     2655   119100 SH       SOLE                   119100
Canon Inc. - Spons. ADR        Com              138006309     3299    60800 SH       SOLE                    60800
Cincinnati Financial Corp      Com              172062101     9666   230750 SH       SOLE                   230750
Coca-Cola Company              Com              191216100    15678   362995 SH       SOLE                   362995
DST Systems Inc.               Com              233326107      214     3905 SH       SOLE                     3905
Diageo Plc-ADR                 Com              25243q205     8701   150000 SH       SOLE                   150000
Dresser-Rand Group Inc.        Com              261608103     4941   200600 SH       SOLE                   200600
Emerson Electric Co.           Com              291011104      246     3425 SH       SOLE                     3425
Exxon Mobil Corp               Com              30231G102     5144    80950 SH       SOLE                    80950
Fifth Third Bancorp            Com              316773100     5560   151300 SH       SOLE                   151300
Gannett Company                Com              364730101     9909   143970 SH       SOLE                   143970
Gap Inc.                       Com              364760108     2600   149150 SH       SOLE                   149150
General Dynamics Corp          Com              369550108    12923   108100 SH       SOLE                   108100
General Electric Co.           Com              369604103    21448   637000 SH       SOLE                   637000
Genuine Parts Co.              Com              372460105    13312   310300 SH       SOLE                   310300
GlaxoSmithKline PLC - Spons. A Com              37733W105      564    11000 SH       SOLE                    11000
Gold Fields Ltd ADR            Com              38059t106     8794   605200 SH       SOLE                   605200
Grainger, W.W. Inc.            Com              384802104     5864    93200 SH       SOLE                    93200
Home Depot Inc.                Com              437076102     5433   142460 SH       SOLE                   142460
Honda Motor Co. ADR            Com              438128308    14955   526600 SH       SOLE                   526600
Hubbell Inc. Cl B              Com              443510201     6115   130300 SH       SOLE                   130300
Intel Corp.                    Com              458140100    10089   409300 SH       SOLE                   409300
Invacare Corp                  Com              461203101     6913   165900 SH       SOLE                   165900
J.P. Morgan Chase & Co         Com              46625H100    12193   359350 SH       SOLE                   359350
Jefferson-Pilot Corp           Com              475070108    10141   198190 SH       SOLE                   198190
Johnson & Johnson              Com              478160104    16073   254000 SH       SOLE                   254000
Kohls Corp                     Com              500255104     5476   109130 SH       SOLE                   109130
Kraft Foods, Inc               Com              50075N104    12337   403300 SH       SOLE                   403300
LaBranche & Co Inc             Com              505447102     7045   810700 SH       SOLE                   810700
Limited Brands, Inc.           Com              532716107     4964   243000 SH       SOLE                   243000
Markel Corporation             Com              570535104     8633    26120 SH       SOLE                    26120
Merrill Lynch & Co Inc         Com              590188108    16620   270900 SH       SOLE                   270900
Mohawk Industries              Com              608190104      381     4750 SH       SOLE                     4750
Morgan Stanley                 Com              617446448      701    13000 SH       SOLE                    13000
Newmont Mining Corp.           Com              651639106    15981   338800 SH       SOLE                   338800
Noble Corp                     Com              g65422100      616     9000 SH       SOLE                     9000
Nokia Corp ADR                 Com              654902204     7187   425000 SH       SOLE                   425000
Old Republic Intl              Com              680223104     8124   304600 SH       SOLE                   304600
Pioneer Natural Resources Comp Com              723787107    13829   251800 SH       SOLE                   251800
Placer Dome, Inc.              Com              725906101     6285   366500 SH       SOLE                   366500
Procter & Gamble               Com              742718109    15593   262250 SH       SOLE                   262100
Rockwell Automation Inc.       Com              773903109      264     5000 SH       SOLE                     5000
Royal Dutch Shell PLC - ADR Cl Com              780259107    12437   180591 SH       SOLE                   180591
Royal Gold Inc.                Com              780287108     1024    38100 SH       SOLE                    38100
Statoil ASA - Sponsored ADR    Com              85771p102    10612   429800 SH       SOLE                   429800
TJX Companies                  Com              872540109      326    15900 SH       SOLE                    15900
Time Warner Inc.               Com              887317105      231    12745 SH       SOLE                    12745
Unilever PLC Sponsored ADR     Com              904767704     5472   129600 SH       SOLE                   129600
Vishay Tech                    Com              928298108     3963   331600 SH       SOLE                   331600
Wachovia Corp                  Com              929903102      558    11730 SH       SOLE                    11730
Washington Post - Cl B         Com              939640108    13558    16895 SH       SOLE                    16895